Expense Example - Harbor Diversified International All Cap Fund	Retirement Class One Year	Retirement Class Three Years	Retirement Class Five Years	Retirement Class Ten Years	Institutional Class One Year	Institutional Class Three Years	Institutional Class Five Years	Institutional Class Ten Years	Administrative Class One Year	Administrative Class Three Years	Administrative Class Five Years	Administrative Class Ten Years	Investor Class One Year	Investor Class Three Years	Investor Class Five Years	Investor Class Ten Years
USD ($)	74	258	459	1,037	82	283	502	1,131	107	362	636	1,420	118	396	695	1,545